CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,771,754)	$ (1,013,631)	$ (3,454,600)	$ (8,281,584)
Adjustments to reconcile net loss to net cash used in operating
Depreciation expense	96,279	89,439	359,556	318,328
Stock compensation expense	1,339,502	142,625	379,125	4,551,961
Amortization of debt discount and accretion	19,667	79,049	556,330	639,524
Interest expense relating to amortization of capital lease discount	25,752	25,752	103,009	102,781
Change in derivative liabilities	0	(4,306)	(7,736)	(43,968)
Changes in operating assets and liabilities:
Accounts receivable	(864,345)	(26,561)	(507,891)	(495,017)
Inventory	(17,323)	(74,492)	(385,280)	(241,353)
Prepaid expenses and other current assets	22,162	206	(296,441)	6,694
Accounts payable	11,322	(247,813)	496,372	284,953
Accounts payable - related party			0	(43,036)
Accrued expenses	(7,394)	35,953	204,303	91,176
NET CASH USED IN OPERATING ACTIVITIES	(1,146,132)	(993,779)	(2,553,253)	(3,109,541)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(77,583)	(49,310)	(253,170)	(344,961)
Equipment Deposits - related party	0	(67,619)
CASH USED IN INVESTING ACTIVITIES	(77,583)	(116,929)	(253,170)	(344,961)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	0	260,000	0	2,075,000
Proceeds from convertible note payable	500,000	0	1,260,000	435,000
Proceeds from revolving financing	628,873	70,532	960,810	232,398
Proceeds from sale of common stock, net	0	425,000	425,000	3,751,200
Proceeds for the exercise of warrants, net			300,000	0
Repayment of notes payable	0	(341,863)	(441,078)	(1,729,821)
Repayment of capital lease	(67,136)	(57,360)	(243,623)	(207,269)
Repurchase of common stock			(43,000)	0
CASH PROVIDED BY FINANCING ACTIVITIES	1,061,737	356,309	2,218,109	4,556,508
NET CHANGE IN CASH	(161,978)	(754,399)	(588,314)	1,102,006
CASH AT BEGINNING OF PERIOD	603,805	1,192,119	1,192,119	90,113
CASH AT END OF PERIOD	441,827	437,720	603,805	1,192,119
INTEREST PAID	$ 83,960	$ 19,162	$ 367,115	$ 152,557